OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Other Current Liabilities

Other current liabilities consist of the following (in thousands):

	December 31,
	2011	2012
Customer amounts on deposit	$4,932	$6,579
Accrued rent and other occupancy costs	1,116	2,085
Unfavorable leases	500	475
Income taxes payable	994	933
Other miscellaneous liabilities	1,438	2,015

	$8,980	$12,087